Tangible assets - Summary of Property and Equipment Breakdown (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment Breakdown [Line Items]
TOTAL	$ 896,653,417	$ 850,520,456
Real estate
Property and Equipment Breakdown [Line Items]
TOTAL	579,311,519	574,106,988
Furniture and facilities
Property and Equipment Breakdown [Line Items]
TOTAL	107,938,297	108,805,855
Right of use – Real Estate
Property and Equipment Breakdown [Line Items]
TOTAL	84,390,408	75,020,913
Automobiles
Property and Equipment Breakdown [Line Items]
TOTAL	72,513,170	63,728,373
Works in progress
Property and Equipment Breakdown [Line Items]
TOTAL	48,505,617	26,129,042
Machinery and equipment
Property and Equipment Breakdown [Line Items]
TOTAL	$ 3,994,406	$ 2,729,285